Taxes (Details) - Schedule of Taxes Payable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Taxes Payable [Abstract]
VAT tax payable	$ 320,946	$ 359,391
Corporate income tax payable	1,653,827	1,702,591
Land use tax and other taxes payable	12,162	15,106
Total	$ 1,986,935	$ 2,077,088